Net Income Per Common Share And Equity Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2012
Net Income Per Common Share And Equity Per Common Share [Abstract]
Average common shares outstanding during the period for basic computation	138,182,000	136,948,000	135,816,000
Employee stock based compensation	507,000	348,000	313,000
Average common shares outstanding during the period for diluted computation	138,689,000	137,296,000	136,129,000
Employee stock options excluded from calculations of diluted net income per share	926,300	2,024,151	2,694,837
Equity per common share	$ 9.01	$ 8.52
Sale for net proceeds of discontinued operations				$ 35,726